Stock-based Compensation (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options remaining available for grant		7,730,503	2,948,598
Outstanding awards		6,399,888	4,813,262	5,220,236	5,638,773
Contractual term		10 years	10 years
Vesting period	3 years		36 months
Commencement of involuntary termination term prior to effective date of corporate transaction		30 days	30 days
End of involuntary termination term after effective date of corporate transaction		12 months	12 months
Granted		1,838,029	480,856	621,031
Exercise price		$ 10.28	$ 9.79	$ 8.49
Minimum
Vesting period		36 months
Maximum
Vesting period		48 months
Chief Executive Officer [Member]
Vesting period	3 years
Granted	1,312,984
Exercise price	$ 10.28